[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

June 14, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:     The Gabelli Dividend & Income Trust - N-2 Filing

Ladies and Gentlemen:

On behalf of The Gabelli Dividend & Income Trust (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”).

The Registration Statement is being filed pursuant to Rule 415(a)(5)-(6) to continue the Fund’s shelf offerings pursuant to Rule 415(a)(1)(x).

A fee of $60,600 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (617) 573-4836.

Best regards,

/s/ Kenneth E. Burdon

Kenneth E. Burdon